AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Commodity Strategy Investment Companies — 4.0%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $5,548,860)	782,542	$5,110,000
Domestic Equity Investment Companies — 49.3%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	360,938	6,255,058
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	538,380	7,854,967
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	415,851	11,681,263
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	264,513	4,007,365
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	493,402	14,279,054
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	513,121	13,613,113
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	334,363	5,674,141
Total Domestic Equity Investment Companies (cost $60,409,214)		63,364,961
Domestic Fixed Income Investment Companies — 33.0%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,309,206	7,689,655
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,538,063	5,198,653
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,497,930	22,980,959
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	822,203	6,528,288
Total Domestic Fixed Income Investment Companies (cost $42,249,362)		42,397,555
Foreign Equity Investment Companies — 10.5%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,286,728	10,113,682
SunAmerica Equity Funds, AIG Japan Fund, Class A	535,533	3,448,831
Total Foreign Equity Investment Companies (cost $14,821,341)		13,562,513
Global Strategies Investment Companies — 3.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,492,057)	298,033	4,586,726
TOTAL INVESTMENTS (cost $127,520,834)	100.3%	129,021,755
Liabilities in excess of other assets	(0.3)	(414,278)
NET ASSETS	100.0%	$128,607,477

#                               See Note 2

@                          The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$129,021,755	$—	$—	$129,021,755

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG FOCUSED DIVIDEND STRATEGY FUND

Portfolio of Investments — July 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.4%
Advertising Agencies — 3.5%
Omnicom Group, Inc.	4,500,480	$361,028,506
Appliances — 3.8%
Whirlpool Corp.	2,663,017	387,415,713
Beverages-Non-alcoholic — 3.5%
Coca-Cola Co.	6,810,303	358,426,247
Casino Hotels — 3.5%
Las Vegas Sands Corp.	5,964,526	360,495,951
Chemicals-Diversified — 5.9%
Dow, Inc.	6,431,025	311,518,851
LyondellBasell Industries NV, Class A	3,434,498	287,433,138
		598,951,989
Computer Services — 3.4%
International Business Machines Corp.	2,359,104	349,713,577
Computers — 2.9%
HP, Inc.	14,131,564	297,328,107
Computers-Memory Devices — 3.2%
Western Digital Corp.	6,108,986	329,213,255
Cosmetics & Toiletries — 4.2%
Procter & Gamble Co.	3,626,239	428,041,252
Diversified Banking Institutions — 3.6%
JPMorgan Chase & Co.	3,130,901	363,184,516
Electronic Components-Semiconductors — 4.1%
Texas Instruments, Inc.	3,348,485	418,594,110
Food-Misc./Diversified — 5.9%
General Mills, Inc.	7,641,493	405,839,693
Kraft Heinz Co.	6,112,353	195,656,420
		601,496,113
Medical-Biomedical/Gene — 2.9%
Gilead Sciences, Inc.	4,574,607	299,728,251
Medical-Drugs — 5.4%
AbbVie, Inc.	3,733,349	248,715,710
Pfizer, Inc.	7,721,235	299,892,768
		548,608,478
Medical-Wholesale Drug Distribution — 2.9%
Cardinal Health, Inc.	6,461,085	295,465,417
Networking Products — 4.0%
Cisco Systems, Inc.	7,453,319	412,913,873
Oil Companies-Integrated — 6.4%
Chevron Corp.	2,847,102	350,506,727
Exxon Mobil Corp.	4,119,523	306,327,730
		656,834,457
Retail-Apparel/Shoe — 4.9%
Gap, Inc.	12,276,537	239,392,471
L Brands, Inc.	10,078,788	261,544,549
		500,937,020
Retail-Regional Department Stores — 2.2%
Macy’s, Inc.	9,971,238	226,646,240
Semiconductor Components-Integrated Circuits — 3.8%
Maxim Integrated Products, Inc.	6,488,791	384,071,539
Semiconductor Equipment — 9.6%
KLA Corp.	3,655,069	498,259,006
Lam Research Corp.	2,336,258	487,366,781
		985,625,787
Telephone-Integrated — 3.0%
Verizon Communications, Inc.	5,543,690	306,399,746
Tobacco — 5.8%
Altria Group, Inc.	5,418,942	255,069,600
Philip Morris International, Inc.	3,987,781	333,418,369
		588,487,969
Total Long-Term Investment Securities (cost $9,517,163,977)		10,059,608,113
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $18,217,253 collateralized by $17,740,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $18,584,637 (cost $18,217,000)	$18,217,000	18,217,000
TOTAL INVESTMENTS (cost $9,535,380,977)	98.6%	10,077,825,113
Other assets less liabilities	1.4	146,690,480
NET ASSETS	100.0%	$10,224,515,593

The following is a summary of the inputs used to value the Fund’s net assets as of  July 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$10,059,608,113	$—	$—	$10,059,608,113
Repurchase Agreements	—	18,217,000	—	18,217,000
Total Investments at Value	$10,059,608,113	$18,217,000	$—	$10,077,825,113

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — July 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 9.5%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $25,549,714)	3,322,648	$21,696,893
Domestic Equity Investment Companies — 50.8%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	398,594	6,907,640
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,579,088	23,038,887
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	815,230	22,899,804
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,071,902	16,239,310
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	324,614	9,394,339
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	522,418	13,859,744
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,390,316	23,593,670
Total Domestic Equity Investment Companies (cost $107,569,545)		115,933,394
Domestic Fixed Income Investment Companies — 20.1%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,786,261	9,278,250
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,345,037	7,926,225
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,485,327	22,865,005
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	716,531	5,689,255
Total Domestic Fixed Income Investment Companies (cost $46,530,109)		45,758,735
Foreign Equity Investment Companies — 9.4%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,862,997	14,643,154
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,056,519	6,803,984
Total Foreign Equity Investment Companies (cost $24,412,104)		21,447,138
Global Strategies Investment Companies — 10.3%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $23,088,239)	1,523,513	23,446,871
TOTAL INVESTMENTS (cost $227,149,711)	100.1%	228,283,031
Liabilities in excess of other assets	(0.1)	(188,613)
NET ASSETS	100.0%	$228,094,418

#                               See Note 2

@                          The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Fund’s net assets as of  July 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$228,283,031	$—	$—	$228,283,031

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG SELECT DIVIDEND GROWTH FUND

Portfolio of Investments — July 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Advertising Agencies — 5.7%
Interpublic Group of Cos., Inc.	51,513	$1,180,678
Omnicom Group, Inc.	16,772	1,345,450
		2,526,128
Aerospace/Defense — 3.0%
Lockheed Martin Corp.	3,634	1,316,126
Airlines — 2.7%
Delta Air Lines, Inc.	19,629	1,198,154
Apparel Manufacturers — 2.2%
Hanesbrands, Inc.	61,113	983,308
Appliances — 2.9%
Whirlpool Corp.	8,939	1,300,446
Chemicals-Diversified — 1.9%
LyondellBasell Industries NV, Class A	10,109	846,022
Commercial Services — 2.7%
Nielsen Holdings PLC	51,794	1,199,549
Commercial Services-Finance — 2.8%
H&R Block, Inc.	44,003	1,218,443
Computers-Memory Devices — 2.1%
Western Digital Corp.	17,563	946,470
Containers-Paper/Plastic — 4.0%
Packaging Corp. of America	10,292	1,039,183
WestRock Co.	20,690	745,875
		1,785,058
Distribution/Wholesale — 2.8%
KAR Auction Services, Inc.	46,916	1,254,534
Diversified Manufacturing Operations — 2.9%
Illinois Tool Works, Inc.	8,339	1,286,124
Electronic Components-Semiconductors — 2.9%
Texas Instruments, Inc.	10,337	1,292,228
Engines-Internal Combustion — 3.0%
Cummins, Inc.	8,113	1,330,532
Finance-Investment Banker/Broker — 2.0%
Lazard, Ltd., Class A	22,463	869,543
Food-Meat Products — 3.4%
Tyson Foods, Inc., Class A	18,909	1,503,265
Food-Misc./Diversified — 2.0%
Ingredion, Inc.	11,644	899,965
Hotels/Motels — 2.7%
Wyndham Destinations, Inc.	25,675	1,208,266
Human Resources — 2.6%
ManpowerGroup, Inc.	12,703	1,160,419
Insurance-Multi-line — 2.7%
Assurant, Inc.	10,708	1,213,859
Investment Management/Advisor Services — 5.1%
Franklin Resources, Inc.	35,459	1,157,027
T. Rowe Price Group, Inc.	9,714	1,101,471
		2,258,498
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.	5,854	1,092,239
Medical-Wholesale Drug Distribution — 2.4%
Cardinal Health, Inc.	23,512	1,075,204
Networking Products — 3.3%
Cisco Systems, Inc.	25,993	1,440,012
Oil Refining & Marketing — 3.7%
Marathon Petroleum Corp.	14,062	792,956
Valero Energy Corp.	9,864	840,906
		1,633,862
Pharmacy Services — 2.1%
CVS Health Corp.	16,480	920,738
Retail-Apparel/Shoe — 5.9%
Foot Locker, Inc.	23,723	974,066
Gap, Inc.	36,322	708,279
L Brands, Inc.	36,425	945,229
		2,627,574
Retail-Catalog Shopping — 2.2%
MSC Industrial Direct Co., Inc., Class A	13,402	952,212
Retail-Home Furnishings — 3.0%
Williams-Sonoma, Inc.	19,543	1,303,127
Retail-Regional Department Stores — 1.5%
Macy’s, Inc.	28,471	647,146
Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	17,556	1,284,397
Semiconductor Equipment — 3.1%
KLA Corp.	9,960	1,357,747
Steel-Producers — 2.9%
Reliance Steel & Aluminum Co.	12,854	1,284,757
Tobacco — 2.1%
Altria Group, Inc.	19,272	907,133
Total Long-Term Investment Securities (cost $43,230,790)		44,123,085
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.5%, dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $174,002 collateralized by $170,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $178,094. (cost $174,000)	$174,000	174,000
TOTAL INVESTMENTS (cost $43,404,790)	100.1%	44,297,085
Liabilities in excess of other assets	(0.1)	(36,203)
NET ASSETS	100.0%	$44,260,882

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$44,123,085	$—	$—	$44,123,085
Repurchase Agreements	—	174,000	—	174,000
Total Investments at Value	$44,123,085	$174,000	$—	$44,297,085

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG STRATEGIC VALUE FUND

Portfolio of Investments — July 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	9,469	$1,265,058
Airlines — 0.8%
Delta Air Lines, Inc.	27,259	1,663,889
Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	4,496	468,618
Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	6,899	874,655
Banks-Commercial — 5.4%
Bancorp, Inc.†	79,570	770,237
East West Bancorp, Inc.	55,406	2,660,042
Home BancShares, Inc.	81,401	1,601,158
Hope Bancorp, Inc.	103,775	1,530,681
OFG Bancorp	48,676	1,101,538
PacWest Bancorp	70,035	2,705,452
SVB Financial Group†	3,569	827,901
		11,197,009
Banks-Super Regional — 0.5%
Comerica, Inc.	13,787	1,009,208
Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	15,611	1,995,242
Broadcast Services/Program — 0.9%
Discovery, Inc., Class A†	25,148	762,236
Fox Corp., Class A	29,572	1,103,627
		1,865,863
Building & Construction Products-Misc. — 0.3%
Gibraltar Industries, Inc.†	13,542	561,180
Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	5,707	340,137
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	16,370	778,721
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	34,699	1,497,956
Chemicals-Diversified — 1.7%
FMC Corp.	21,281	1,839,104
LyondellBasell Industries NV, Class A	20,176	1,688,529
		3,527,633
Computer Services — 2.5%
DXC Technology Co.	45,980	2,564,304
International Business Machines Corp.	17,057	2,528,530
		5,092,834
Computers — 0.8%
HP, Inc.	76,598	1,611,622
Containers-Metal/Glass — 0.5%
Greif, Inc., Class A	31,181	1,090,088
Cosmetics & Toiletries — 2.8%
Procter & Gamble Co.	49,073	5,792,577
Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	28,818	1,167,417
Diversified Banking Institutions — 0.5%
Bank of America Corp.	30,582	938,256
Diversified Manufacturing Operations — 2.1%
Eaton Corp. PLC	24,782	2,036,833
Parker-Hannifin Corp.	12,666	2,217,563
		4,254,396
Electric-Integrated — 4.5%
AES Corp.	90,726	1,523,290
FirstEnergy Corp.	167,096	7,347,211
PG&E Corp.†	24,594	445,889
		9,316,390
Electronic Components-Semiconductors — 3.1%
Intel Corp.	103,577	5,235,817
Micron Technology, Inc.†	11,848	531,857
Skyworks Solutions, Inc.	7,180	612,310
		6,379,984
Electronic Parts Distribution — 0.5%
Arrow Electronics, Inc.†	15,357	1,115,072
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	32,136	374,384
Engineering/R&D Services — 0.5%
AECOM†	30,256	1,087,703
Enterprise Software/Service — 1.8%
Oracle Corp.	66,349	3,735,449
Finance-Consumer Loans — 0.4%
LendingClub Corp.†	52,485	775,728
Finance-Investment Banker/Broker — 0.7%
Jefferies Financial Group, Inc.	71,813	1,531,771
Finance-Other Services — 2.9%
CME Group, Inc.	8,615	1,674,928
Intercontinental Exchange, Inc.	16,125	1,416,743
Nasdaq, Inc.	30,441	2,933,599
		6,025,270
Financial Guarantee Insurance — 1.5%
MGIC Investment Corp.†	139,861	1,797,214
Radian Group, Inc.	57,229	1,304,821
		3,102,035
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	15,357	1,220,882
Food-Misc./Diversified — 1.7%
Kraft Heinz Co.	107,526	3,441,907
Independent Power Producers — 0.7%
NRG Energy, Inc.	38,999	1,331,426
Instruments-Controls — 3.6%
Honeywell International, Inc.	43,115	7,435,613
Insurance-Multi-line — 2.6%
Allstate Corp.	34,690	3,725,706
Assurant, Inc.	14,573	1,651,995
		5,377,701
Insurance-Property/Casualty — 3.0%
Hanover Insurance Group, Inc.	20,466	2,654,645
Travelers Cos., Inc.	23,950	3,511,549
		6,166,194
Insurance-Reinsurance — 0.8%
Essent Group, Ltd.†	33,463	1,544,652
Investment Management/Advisor Services — 5.2%
Franklin Resources, Inc.	95,040	3,101,155
Legg Mason, Inc.	104,961	3,952,831

1

T. Rowe Price Group, Inc.	31,435	3,564,415
		10,618,401
Medical Instruments — 2.4%
Medtronic PLC	47,700	4,862,538
Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc.	8,660	884,013
Medical-Biomedical/Gene — 2.7%
Amgen, Inc.	4,980	929,168
Bio-Rad Laboratories, Inc., Class A†	7,810	2,459,369
Biogen, Inc.†	2,261	537,711
Gilead Sciences, Inc.	25,894	1,696,575
		5,622,823
Medical-Drugs — 5.4%
Bristol-Myers Squibb Co.	32,228	1,431,246
Johnson & Johnson	35,587	4,634,139
Pfizer, Inc.	132,107	5,131,036
		11,196,421
Medical-HMO — 1.3%
Molina Healthcare, Inc.†	4,147	550,639
WellCare Health Plans, Inc.†	7,424	2,132,544
		2,683,183
Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	12,164	1,690,188
Multimedia — 2.1%
Walt Disney Co.	29,525	4,222,370
Networking Products — 2.7%
Cisco Systems, Inc.	101,225	5,607,865
Oil Companies-Exploration & Production — 2.9%
ConocoPhillips	59,185	3,496,650
HighPoint Resources Corp.†	181,139	226,424
Midstates Petroleum Co., Inc.†	53,838	244,963
Occidental Petroleum Corp.	38,389	1,971,659
		5,939,696
Oil Companies-Integrated — 4.0%
Chevron Corp.	24,843	3,058,422
Exxon Mobil Corp.	68,643	5,104,293
		8,162,715
Oil Refining & Marketing — 1.4%
Phillips 66	27,000	2,769,120
Oil-Field Services — 0.3%
Baker Hughes a GE Co., LLC	24,313	617,307
Pharmacy Services — 0.4%
CVS Health Corp.	14,425	805,925
Real Estate Investment Trusts — 3.4%
Iron Mountain, Inc.	37,115	1,091,552
Lamar Advertising Co., Class A	36,219	2,930,841
Outfront Media, Inc.	51,178	1,391,018
Simon Property Group, Inc.	9,368	1,519,490
		6,932,901
Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	5,901	859,717
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	10,011	766,142
Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	40,163	2,188,482
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	44,432	178,617
Retail-Office Supplies — 0.1%
Office Depot, Inc.	125,117	255,239
Retail-Restaurants — 1.8%
McDonald’s Corp.	17,740	3,738,173
Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	58,135	1,270,250
Schools — 1.0%
Graham Holdings Co., Class B	1,488	1,105,182
Laureate Education, Inc., Class A†	56,902	932,624
		2,037,806
Steel-Producers — 0.8%
Nucor Corp.	30,587	1,663,321
Telephone-Integrated — 4.0%
AT&T, Inc.	88,839	3,024,968
Verizon Communications, Inc.	92,933	5,136,407
		8,161,375
Tobacco — 1.6%
Philip Morris International, Inc.	40,482	3,384,700
Transport-Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	23,150	829,696
Total Long-Term Investment Securities
(cost $194,662,558)		204,903,504
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 07/31/2019, to be repurchased 08/01/2019 in the amount of $597,008 and collateralized by $585,000 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2023 and having an approximate value of $612,853. (cost $597,000)	$597,000	597,000
TOTAL INVESTMENTS (cost $195,259,558)	100.0%	205,500,504
Other assets less liabilities	0.0	84,439
NET ASSETS	100.0%	$205,584,943

†          Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock	$204,903,504	$—	$—	$204,903,504
Repurchase Agreements	—	597,000	—	597,000
	$204,903,504	$597,000	$—	$205,500,504

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS — July 31, 2019 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2019, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of affiliated SunAmerica Funds. For the six months ended July 31, 2019, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2018	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$226,416	$—	$12,801,800	$3,453,250	$1,347,120	$(537,827)	$273,051	$14,643,154
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	957,495	7,427,072	978,446	724,365	18,224	(895,393)	6,803,984
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	497,588	—	12,208,304	527,517	3,382,019	(41,365)	(34,187)	9,278,250
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	213,235	—	5,363,626	2,875,096	527,548	(35,726)	250,777	7,926,225
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	309,381	—	24,610,274	369,240	3,233,559	(237,895)	1,356,945	22,865,005
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	206,907	—	6,093,720	221,872	520,890	4,636	(110,083)	5,689,255
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	155,517	337,574	7,708,834	511,049	1,225,068	39,544	(126,719)	6,907,640
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	398,389	3,321,574	23,788,819	3,779,819	2,083,558	(123,282)	(2,322,911)	23,038,887
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	292,155	2,347,192	24,309,149	2,699,205	2,383,558	441,103	(2,166,095)	22,899,804
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	15,901	—	23,136,540	1,707,184	2,064,983	(1,289,503)	207,655	21,696,893
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	235,680	1,356,487	17,535,016	1,634,067	2,158,491	1,961	(773,243)	16,239,310
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,859,290	11,157,469	1,886,226	2,932,721	388,678	(1,105,313)	9,394,339
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	2,552,796	13,249,819	3,282,325	1,147,445	57,535	(1,582,490)	13,859,744
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	748,461	234,122	23,276,915	1,042,440	2,083,558	(35,853)	1,246,927	23,446,871
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	2,529,418	26,997,885	2,589,276	3,183,558	343,690	(3,153,623)	23,593,670
	$3,299,630	$15,495,948	$239,665,242	$27,557,012	$28,998,441	$(1,006,080)	$(8,934,702)	$228,283,031

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2018	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2019
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$158,269	$—	$8,651,279	$2,567,195	$977,480	$(384,955)	$257,643	$10,113,682
SunAmerica Equity Funds, AIG Japan Fund, Class A	—	440,517	3,427,424	784,289	367,497	(74,259)	(321,126)	3,448,831
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	355,131	—	9,002,626	461,408	1,714,181	(33,839)	(26,359)	7,689,655
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	228,800	—	6,240,565	301,187	1,564,855	(99,782)	321,538	5,198,653
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	250,079	—	18,734,010	6,187,659	2,855,442	(205,497)	1,120,229	22,980,959
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	324,405	—	10,695,604	436,036	4,426,179	(101,142)	(76,031)	6,528,288
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	134,824	286,913	6,575,203	502,225	739,650	23,213	(105,933)	6,255,058
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	148,959	1,304,885	9,375,580	1,565,696	2,052,096	(162,458)	(871,755)	7,854,967
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	154,608	1,242,127	12,906,334	2,296,020	2,566,834	430,425	(1,384,682)	11,681,263
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	2,717	—	3,966,216	1,752,430	425,904	(50,028)	(132,714)	5,110,000
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	56,458	321,065	4,163,830	428,358	403,990	(2,854)	(177,979)	4,007,365
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	2,358,392	14,203,234	2,779,390	1,879,302	225,471	(1,049,739)	14,279,054
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	2,436,464	12,699,460	3,899,503	1,562,484	84,663	(1,508,029)	13,613,113
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	158,859	53,081	5,294,347	275,854	1,237,523	100,157	153,891	4,586,726
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	808,035	8,664,626	1,299,905	3,310,965	285,182	(1,264,607)	5,674,141
	$1,973,109	$9,251,479	$134,600,338	$25,537,155	$26,084,382	$34,297	$(5,065,653)	$129,021,755

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.